Fair Value Measurements - Carrying Amounts and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets:
Investment securities - available-for-sale	$ 116,131	$ 111,134	$ 177,664
Investment securities - marketable equity	206	206	206
Investment securities - held-to-maturity	143,140	124,148	53,769
Level 1 [Member] | Carrying Amounts [Member]
Financial assets:
Cash and cash equivalents	45,123	20,160	26,316
Investment securities - marketable equity	1,564	0
Accrued interest receivable	4,973	3,712	3,068
Financial liabilities:
Demand Deposits, Savings, NOW and MMDA	560,273	460,293	450,267
Accrued interest payable	276	396
Level 1 [Member] | Estimated Fair Values [Member]
Financial assets:
Cash and cash equivalents	45,123	20,160	26,316
Investment securities - marketable equity	1,564	0
Accrued interest receivable	4,973	3,712	3,068
Financial liabilities:
Demand Deposits, Savings, NOW and MMDA	560,273	460,293	450,267
Accrued interest payable	276	396
Level 2 [Member] | Carrying Amounts [Member]
Financial assets:
Investment securities - available-for-sale	113,231	106,005	172,399
Investment securities - marketable equity	0	534	453
Investment securities - held-to-maturity	141,298	122,988	53,908
Federal Home Loan Bank stock	4,091	4,834	5,937
Financial liabilities:
Time Deposits	410,320	421,600	276,793
Borrowings	75,397	93,125	118,534
Subordinated loans	15,145	15,128	15,094
Accrued interest payable		396	304
Interest rate swap derivative		92	0
Interest rate swap derivative fair value hedge	149	92
Interest rate swap derivative cash flow hedges	1,528	0
Level 2 [Member] | Estimated Fair Values [Member]
Financial assets:
Investment securities - available-for-sale	113,231	106,005	172,399
Investment securities - marketable equity	0	534	453
Investment securities - held-to-maturity	143,140	124,148	53,769
Federal Home Loan Bank stock	4,091	4,834	5,937
Financial liabilities:
Time Deposits	413,167	422,409	275,727
Borrowings	78,088	93,643	118,379
Subordinated loans	14,379	14,921	14,485
Accrued interest payable		396	304
Interest rate swap derivative		92	0
Interest rate swap derivative fair value hedge	149	92
Interest rate swap derivative cash flow hedges	1,528	0
Net Asset Value [Member] | Carrying Amounts [Member]
Financial assets:
Investment securities - available-for-sale	2,694	4,923	5,059
Net Asset Value [Member] | Estimated Fair Values [Member]
Financial assets:
Investment securities - available-for-sale	2,694	4,923	5,059
Level 3 [Member] | Carrying Amounts [Member]
Financial assets:
Net loans	795,456	772,782	612,964
Level 3 [Member] | Estimated Fair Values [Member]
Financial assets:
Net loans	$ 798,815	$ 767,654	$ 601,789